UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	70,980	$6,763,684

Media - 12.1%
DISH Network Corp., Class A Shares	477,219	17,785,952
News Corp., Class A Shares	947,319	26,278,629
SES Global SA, FDR	306,454	9,381,054
Time Warner Cable Inc.	215,246	19,230,078
Time Warner Inc.	463,696	23,425,922

Total Media		96,101,635

Multiline Retail - 1.1%
Target Corp.	144,357	8,720,606

Specialty Retail - 1.9%
Home Depot Inc.	229,001	15,324,747

TOTAL CONSUMER DISCRETIONARY		126,910,672

CONSUMER STAPLES - 12.1%
Beverages - 1.8%
Anheuser-Busch InBev NV, ADR	157,140	13,922,604

Food & Staples Retailing - 3.0%
CVS Caremark Corp.	464,158	23,764,889

Household Products - 1.9%
Kimberly-Clark Corp.	171,319	15,334,764

Tobacco - 5.4%
Altria Group Inc.	177,361	5,973,519
Lorillard Inc.	290,445	11,347,686
Philip Morris International Inc.	291,788	25,724,030

Total Tobacco		43,045,235

TOTAL CONSUMER STAPLES		96,067,492

ENERGY - 12.4%
Energy Equipment & Services - 3.3%
Halliburton Co.	368,589	14,994,201
Transocean Ltd.	190,456	10,800,760

Total Energy Equipment & Services		25,794,961

Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.	95,226	7,976,130
Chevron Corp.	199,785	23,005,243
Exxon Mobil Corp.	214,382	19,287,948
Royal Dutch Shell PLC, ADR, Class A Shares	166,915	11,770,846
Suncor Energy Inc.	291,771	9,926,049

Total Oil, Gas & Consumable Fuels		71,966,216

TOTAL ENERGY		97,761,177

FINANCIALS - 24.5%
Capital Markets - 3.5%
Bank of New York Mellon Corp.	323,088	8,775,070
State Street Corp.	346,872	19,303,427

Total Capital Markets		28,078,497

Commercial Banks - 6.6%
U.S. Bancorp	738,296	24,437,597
Wells Fargo & Co.	799,849	27,858,741

Total Commercial Banks		52,296,338

Consumer Finance - 3.2%
American Express Co.	269,035	15,821,948

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Consumer Finance - 3.2% (continued)
Capital One Financial Corp.	167,814	$9,451,285

Total Consumer Finance		25,273,233

Diversified Financial Services - 4.0%
JPMorgan Chase & Co.	669,054	31,478,991

Insurance - 7.2%
Loews Corp.	242,731	10,527,244
Marsh & McLennan Cos. Inc.	381,209	13,525,295
MetLife Inc.	241,092	9,002,375
Progressive Corp.	339,456	7,634,366
Travelers Cos. Inc.	203,627	15,976,574

Total Insurance		56,665,854

TOTAL FINANCIALS		193,792,913

HEALTH CARE - 8.9%
Health Care Providers & Services - 1.4%
WellPoint Inc.	166,144	10,769,454

Pharmaceuticals - 7.5%
Johnson & Johnson	188,485	13,932,811
Merck & Co. Inc.	396,246	17,137,639
Novartis AG, ADR	133,247	9,036,812
Pfizer Inc.	378,172	10,316,532
Teva Pharmaceutical Industries Ltd., ADR	235,625	8,951,394

Total Pharmaceuticals		59,375,188

TOTAL HEALTH CARE		70,144,642

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.1%
Honeywell International Inc.	286,835	19,573,620
Raytheon Co.	86,269	4,544,651

Total Aerospace & Defense		24,118,271

Industrial Conglomerates - 4.3%
General Electric Co.	815,392	18,166,934
United Technologies Corp.	181,942	15,932,661

Total Industrial Conglomerates		34,099,595

Machinery - 1.9%
Illinois Tool Works Inc.	240,187	15,090,949

TOTAL INDUSTRIALS		73,308,815

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.7%
Motorola Solutions Inc.	227,902	13,307,198

Electronic Equipment, Instruments & Components - 1.5%
TE Connectivity Ltd.	312,601	12,153,927

IT Services - 2.1%
International Business Machines Corp.	82,363	16,725,454

Office Electronics - 1.2%
Xerox Corp.	1,145,583	9,176,120

Software - 1.2%
Microsoft Corp.	359,196	9,867,114

TOTAL INFORMATION TECHNOLOGY		61,229,813

MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals Inc.	135,336	11,832,426

Containers & Packaging - 1.4%
Crown Holdings Inc.	292,358	11,068,674	*

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY			SHARES	VALUE
Containers & Packaging - 1.4% (continued)
TOTAL MATERIALS				$22,901,100

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T Inc.			252,309	8,777,830
CenturyLink Inc.			179,775	7,271,899
Verizon Communications Inc.			171,872	7,495,338

TOTAL TELECOMMUNICATION SERVICES				23,545,067

UTILITIES - 2.3%
Multi-Utilities - 2.3%
Sempra Energy			238,994	17,936,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $532,617,180)				783,598,191

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $4,938,018; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $5,036,777) (Cost - $4,938,000)	0.130%	2/1/13	$4,938,000	4,938,000

TOTAL INVESTMENTS - 99.7% (Cost - $537,555,180#)				788,536,191
Other Assets in Excess of Liabilities - 0.3%				2,526,125

TOTAL NET ASSETS - 100.0%				$791,062,316

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Foreign Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (formerly Legg Mason ClearBridge Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$783,598,191	—	—	$783,598,191
Short-term investments†	—	$4,938,000	—	4,938,000

Total investments	$783,598,191	$4,938,000	—	$788,536,191

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$265,870,993
Gross unrealized depreciation	(14,889,982)

Net unrealized appreciation	$250,981,011

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2013